Label		Element	Value
HAWAIIAN TAX-FREE TRUST
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	HAWAIIAN TAX-FREE TRUST
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Trust’s objective is to provide you as high a level of current income exempt from Hawaiian state and regular Federal income taxes as is consistent with preservation of capital.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Trust
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Trust or in other funds in the Aquila Group of Funds. More information about these and other discounts is available from your financial advisor and in "Alternative Purchase Plans” on page 23 of the Trust's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 25 of the Prospectus, "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 27 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 37 of the Statement of Additional Information (the “SAI”). No Class I Shares are currently outstanding.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Trust Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Trust pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual Trust operating expenses or in the example, affect the Trust's performance. During the most recent fiscal year, the Trust's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Trust or in other funds in the Aquila Group of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Trust’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C Shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Trust’s assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Hawaii State and regular Federal income taxes.  In general, almost all of these obligations are issued by the State of Hawaii, its counties and various other local authorities. We call these “Hawaiian Obligations.” These securities may include participation or other interests in municipal securities and variable rate demand notes.  Some Hawaiian Obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other Hawaiian Obligations, such as revenue bonds, are backed only by revenues from certain facilities or other sources and not by the issuer itself.  These obligations can be of any maturity, but the Trust’s average portfolio maturity has traditionally been between 8 and 12 years.

At the time of purchase, the Trust’s Hawaiian Obligations must be of investment grade quality. This means that they must either

•	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

•	if unrated, be determined to be of comparable quality by the Trust’s investment adviser, Asset Management Group of Bank of Hawaii (the “Adviser”).

The Adviser selects obligations for the Trust’s portfolio to best achieve the Trust’s objective by considering various characteristics including quality, maturity and coupon rate.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
Market Risk. The market prices of the Trust’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment.  When market prices fall, the value of your investment will likely go down.  The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.  In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels.  More recently, the Federal Reserve has reduced its market support activities.  Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

Interest Rate Risk.  The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.  Interest rates in the U.S. have been historically low, so the Trust faces a heightened risk that interest rates may rise.

Credit Risk. If an issuer or obligor of a security held by the Trust or a counterparty to a financial contract with the Trust defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline.  Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely changes to credit ratings in response to subsequent events. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Hawaii and Other Municipal Obligations. The Trust may be affected significantly by adverse economic, political or other events affecting Hawaii and other municipal issuers.   Hawaii’s economy, which relies substantially on tourism, depends significantly on conditions in the U.S. economy and key international economies, especially Japan.  Continued economic recovery in Hawaii will be affected by, among other factors, the health of the tourism sector, as well as by uncertainty related to Federal fiscal policy, slower growth in the global economy, including a slowdown in growth in the Japanese economy, geopolitical risks, and business and consumer uncertainty related to these issues.  Hawaii, which consists entirely of islands, is vulnerable to natural disasters, including flooding, hurricanes, tsunamis and volcanic activity.  Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support.  Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults.  Issuers often depend on revenues from these projects to make principal and interest payments.  The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.  In recent periods an increasing number of municipal issuers in the United States have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse.

Tax Risk. The income on the Trust’s Hawaiian Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Liquidity Risk.  Some assets held by the Trust may be impossible or difficult to purchase or sell, or illiquid, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Trust is forced to sell an illiquid security to meet redemption requests or other cash needs, the Trust may be forced to sell the security at a loss.

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Trust will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Trust may also lose any premium it paid on the security.

Portfolio Selection Risk. The value of your investment may decrease if the Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

Valuation Risk.  The sales price the Trust could receive for any particular portfolio investment may differ from the Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.  Investors who purchase or redeem Trust shares on days when the Trust is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Trust had not fair-valued the security or had used a different valuation methodology.

An investment in the Trust is not a deposit in Bank of Hawaii, any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Trust is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Trust invests in the securities of specific issuers or issues of a similar project type, the more the Trust is exposed to risks associated with investments in those issuers or types of projects.  Also, the Trust may be more volatile than a more geographically diverse fund.

Loss of money is a risk of investing in the Trust.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Risk Lose Money [Text]		rr_RiskLoseMoney	Loss of money is a risk of investing in the Trust.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The Trust is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Trust invests in the securities of specific issuers or issues of a similar project type, the more the Trust is exposed to risks associated with investments in those issuers or types of projects. Also, the Trust may be more volatile than a more geographically diverse fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Trust is not a deposit in Bank of Hawaii, any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Trust Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Trust by showing changes in the Trust’s performance from year to year and by showing how the Trust’s average annual total returns for the designated periods compare with those of a broad measure of market performance. The Trust's past performance (before and after taxes) is not necessarily an indication of how the Trust will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Trust by showing changes in the Trust’s performance from year to year and by showing how the Trust’s average annual total returns for the designated periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-437-1020
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.aquilafunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Trust's past performance (before and after taxes) is not necessarily an indication of how the Trust will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	ANNUAL TOTAL RETURNS - As of December 31 Class Y Shares 2005 - 2014
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
During the 10-year period shown in the bar chart, the highest return for a quarter was 3.45% (quarter ended March 31, 2009) and the lowest return for a quarter was -2.65% (quarter ended June 30, 2013).

The year-to-date (from January 1, 2015 to June 30, 2015) total return for Class Y Shares was -0.08%.

Year to Date Return, Label		rr_YearToDateReturnLabel	The year-to-date (from January 1, 2015 to June 30, 2015) total return for Class Y Shares was
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.08%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	3.45%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.65%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold Trust shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Y Shares. After-tax returns for other classes of shares will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Trust shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2014
HAWAIIAN TAX-FREE TRUST | Barclays Capital Quality Intermediate Municipal Bond Index (This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.12%
5 Years		rr_AverageAnnualReturnYear05	4.04%
10 Years		rr_AverageAnnualReturnYear10	4.23%
HAWAIIAN TAX-FREE TRUST | HAWAIIAN TAX-FREE TRUST CLASS A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Investment Advisory Fee		rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses		rr_OtherExpensesOverAssets	0.38%
Total Annual Trust Operating Expenses		rr_ExpensesOverAssets	0.81%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 479
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	648
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	832
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,362
1 Year		rr_AverageAnnualReturnYear01	1.16%
5 Years		rr_AverageAnnualReturnYear05	2.34%
10 Years		rr_AverageAnnualReturnYear10	2.82%
HAWAIIAN TAX-FREE TRUST | HAWAIIAN TAX-FREE TRUST CLASS C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Investment Advisory Fee		rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.63%
Total Annual Trust Operating Expenses		rr_ExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 264
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,500
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	876
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,500
1 Year		rr_AverageAnnualReturnYear01	3.69%
5 Years		rr_AverageAnnualReturnYear05	2.38%
10 Years		rr_AverageAnnualReturnYear10	2.43%
HAWAIIAN TAX-FREE TRUST | HAWAIIAN TAX-FREE TRUST CLASS I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)		rr_MaximumDeferredSalesChargeOverOther	none
Investment Advisory Fee		rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.58%
Total Annual Trust Operating Expenses		rr_ExpensesOverAssets	0.96%
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses of Class I Shares are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,178
HAWAIIAN TAX-FREE TRUST | HAWAIIAN TAX-FREE TRUST CLASS Y
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)		rr_MaximumDeferredSalesChargeOverOther	none
Investment Advisory Fee		rr_ManagementFeesOverAssets	0.23%
Distribution (12b-1) Fee		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.38%
Total Annual Trust Operating Expenses		rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 762
Annual Return 2005		rr_AnnualReturn2005	1.99%
Annual Return 2006		rr_AnnualReturn2006	3.79%
Annual Return 2007		rr_AnnualReturn2007	3.16%
Annual Return 2008		rr_AnnualReturn2008	1.31%
Annual Return 2009		rr_AnnualReturn2009	7.54%
Annual Return 2010		rr_AnnualReturn2010	1.85%
Annual Return 2011		rr_AnnualReturn2011	7.60%
Annual Return 2012		rr_AnnualReturn2012	4.45%
Annual Return 2013		rr_AnnualReturn2013	(2.35%)
Annual Return 2014		rr_AnnualReturn2014	5.60%
1 Year		rr_AverageAnnualReturnYear01	5.60%
5 Years		rr_AverageAnnualReturnYear05	3.37%
10 Years		rr_AverageAnnualReturnYear10	3.46%
HAWAIIAN TAX-FREE TRUST | HAWAIIAN TAX-FREE TRUST CLASS Y | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.60%
5 Years		rr_AverageAnnualReturnYear05	3.37%
10 Years		rr_AverageAnnualReturnYear10	3.45%
HAWAIIAN TAX-FREE TRUST | HAWAIIAN TAX-FREE TRUST CLASS Y | After Taxes on Distributions and Redemption
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.44%
5 Years		rr_AverageAnnualReturnYear05	3.31%
10 Years		rr_AverageAnnualReturnYear10	3.46%

[1]	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.
[2]	Other Expenses of Class I Shares are based on estimated amounts for the current fiscal year.